Quarterly Results (Unaudited) (Detail) - Quarterly Results (USD $)	3 Months Ended									12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011
Net revenue	$ 2,130	$ 350	$ 249,470	$ 248,070	$ 449,195	$ 448,960	$ 450,360	$ 86,915	$ 16,958	$ 947,085	$ 1,003,193
Cost and operating expenses		1,726,114	892,808	1,126,268	1,336,451	1,455,876	1,658,018	1,374,469	1,543,096
Net loss	$ (2,094,987)	$ (1,860,503)	$ (629,102)	$ (877,109)	$ (886,085)	$ (2,791,389)	$ (1,773,498)	$ (1,287,040)	$ (1,526,109)	$ (4,252,799)	$ (7,378,036)
Net loss per share of common stock-basic and diluted (in Dollars per share)	$ (0.01)	$ (0.01)	$ 0.00	$ 0.00	$ 0.00	$ (0.02)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)